Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses Abstract
Accrued payroll and related expenses	$ 978,343	$ 756,729
Accrued clinical study expenses		327,244
Accrued professional fees	799,023	294,130
Accrued clinical development costs	68,300	145,566
Accrued other expenses	30,229	5,000
Premium Finance Agreement	293,333
Total accrued expenses	$ 2,169,228	$ 1,528,669